Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000274169 [Member]
Shareholder Report [Line Items]
Fund Name	The Ambassador Fund
Class Name	Class S
Trading Symbol	EMPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Ambassador Fund (“Fund”) for the period of March 2, 2026 (commencement of operation) to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.embassyfunds.com/the-ambassador-fund/. You can also request this information by contacting us at (877) 771-7731.
Additional Information Phone Number	(877) 771-7731
Additional Information Website	https://www.embassyfunds.com/the-ambassador-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Ambassador Fund (EMPSX)	$26	1.59%[1,2]
[1]	Annualized.
[2]	Class S commenced operations on March 2, 2026. If Class S had been operational for the entire Semi-Annual period of November 1, 2025 to April 30, 2026, expenses would have been higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	1.59%	[1],[2]
Net Assets	$ 838,950,325
Holdings Count | Holding	177
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$838,950,325
Total number of portfolio holdings	177
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geography Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Geography Allocation chart represents Event Linked Bonds of the Fund.
Top Ten Holdings
Foundation Re IV Ltd., 1/8/2027	2.0%
Bridge Street Re Ltd., 1/7/2028	1.8%
Mona Lisa Re Ltd., 1/8/2031	1.7%
Ocelot Re Ltd., 2/26/2029	1.5%
Blue Ridge Re Ltd., 1/8/2027	1.3%
Recoletos Re DAC, 1/7/2028	1.3%
Cape Lookout Re Ltd., 3/13/2028	1.3%
Kendall Re Ltd., 4/30/2027	1.3%
Kilimanjaro II Re Ltd., 7/8/2030	1.2%
Palm RE Ltd., 6/7/2029	1.2%
Asset Allocation
Geography Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Foundation Re IV Ltd., 1/8/2027	2.0%
Bridge Street Re Ltd., 1/7/2028	1.8%
Mona Lisa Re Ltd., 1/8/2031	1.7%
Ocelot Re Ltd., 2/26/2029	1.5%
Blue Ridge Re Ltd., 1/8/2027	1.3%
Recoletos Re DAC, 1/7/2028	1.3%
Cape Lookout Re Ltd., 3/13/2028	1.3%
Kendall Re Ltd., 4/30/2027	1.3%
Kilimanjaro II Re Ltd., 7/8/2030	1.2%
Palm RE Ltd., 6/7/2029	1.2%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000231837 [Member]
Shareholder Report [Line Items]
Fund Name	The Ambassador Fund
Class Name	Institutional Class
Trading Symbol	EMPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Ambassador Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.embassyfunds.com/the-ambassador-fund/. You can also request this information by contacting us at (877) 771-7731.
Additional Information Phone Number	(877) 771-7731
Additional Information Website	https://www.embassyfunds.com/the-ambassador-fund/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Ambassador Fund (EMPIX)	$69	1.38%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.38%	[3]
Net Assets	$ 838,950,325
Holdings Count | Holding	177
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$838,950,325
Total number of portfolio holdings	177
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geography Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Geography Allocation chart represents Event Linked Bonds of the Fund.
Top Ten Holdings
Foundation Re IV Ltd., 1/8/2027	2.0%
Bridge Street Re Ltd., 1/7/2028	1.8%
Mona Lisa Re Ltd., 1/8/2031	1.7%
Ocelot Re Ltd., 2/26/2029	1.5%
Blue Ridge Re Ltd., 1/8/2027	1.3%
Recoletos Re DAC, 1/7/2028	1.3%
Cape Lookout Re Ltd., 3/13/2028	1.3%
Kendall Re Ltd., 4/30/2027	1.3%
Kilimanjaro II Re Ltd., 7/8/2030	1.2%
Palm RE Ltd., 6/7/2029	1.2%
Asset Allocation
Geography Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Foundation Re IV Ltd., 1/8/2027	2.0%
Bridge Street Re Ltd., 1/7/2028	1.8%
Mona Lisa Re Ltd., 1/8/2031	1.7%
Ocelot Re Ltd., 2/26/2029	1.5%
Blue Ridge Re Ltd., 1/8/2027	1.3%
Recoletos Re DAC, 1/7/2028	1.3%
Cape Lookout Re Ltd., 3/13/2028	1.3%
Kendall Re Ltd., 4/30/2027	1.3%
Kilimanjaro II Re Ltd., 7/8/2030	1.2%
Palm RE Ltd., 6/7/2029	1.2%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000237757 [Member]
Shareholder Report [Line Items]
Fund Name	The Diplomat Fund
Class Name	The Diplomat Fund
Trading Symbol	EMWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Diplomat Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.embassyfunds.com/the-diplomat-fund/. You can also request this information by contacting us at (877) 771-7731.
Additional Information Phone Number	(877) 771-7731
Additional Information Website	https://www.embassyfunds.com/the-diplomat-fund/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Diplomat Fund (EMWIX)	$50	1.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.03%	[4]
Net Assets	$ 14,481,206
Holdings Count | Holding	2
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$14,481,206
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	115%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Holdings exclude short-term holdings, if any. Interest rate presented in the Top Holdings are as of the reporting period end.
Top Holdings
United States Treasury Note, 3.500%, 2/28/2031	94.6%
Asset Allocation

Largest Holdings [Text Block]	Top Holdings
United States Treasury Note, 3.500%, 2/28/2031	94.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Class S commenced operations on March 2, 2026. If Class S had been operational for the entire Semi-Annual period of November 1, 2025 to April 30, 2026, expenses would have been higher.
[3]	Annualized.
[4]	Annualized.